DEBT (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 29, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt repayment			$ 90,000	$ 0
Prepaid expense			4,663	3,303
Term SOFR margin	Term SOFR margin has been set at 3.00% until June 30, 2023.
Project Financing Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum amount borrowed for project financing		$ 120,000
Additional amount of borrowing drawn during period		30,000
Amount of borrowing drawn			0	60,000
Borrowing costs reclassified as expense		$ 1,032
Borrowings, interest rate basis		Amounts borrowed under the Project Financing Facility incurred interest at a rate of 6.95% per annum plus the greater of either 3-month LIBOR or 1.5%.
Transaction cost			0	2,066
Borrowings held			90,000
Debt repayment			$ 90,000	0
Prepayment fee percentage			3.00%
Prepaid expense			$ 2,748
Interest expense (capitalized to mineral property, plant and equipment)			6,523	3,437
Project Financing Facility [Member] | Debt drawn by August 31, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Additional amount of borrowing drawn during period		$ 30,000
Project Financing Facility [Member] | Debt drawn by December 31, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Amount of borrowing drawn		$ 30,000
Project Financing Facility [Member] | Debt drawn by 31 December 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Additional amount of borrowing drawn during period			30,000
Project Financing Facility [Member] | Prior to the Declaration of Commercial Production [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred			7,391	3,703
Project Financing Facility [Member] | Post Declaration of Commercial Production [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred			2,996	$ 0
Senior Secured Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Amount of borrowing drawn	$ 120,000
Debt repayment			$ 90,000
Credit facility available to repayment	40,000
Outstanding amount of credit facility	90,000
Term Facility [Member]
Disclosure of detailed information about borrowings [line items]
Amount of borrowing drawn	$ 50,000
Term facility repayment terms	The Term Facility has a 3-year term and repayment is in consecutive equal quarterly instalments of $4,500 commencing June 30, 2023, until the maturity date of November 28, 2025
Repayments of current borrowings	$ 4,500
Revolving Facility [Member]
Disclosure of detailed information about borrowings [line items]
Amount of borrowing drawn	$ 70,000
Revolving credit facility repayment terms	The Revolving Facility has a 4-year term with a maturity date of November 27, 2026.
Revolving Facility [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility undrawn standby portion	0.5625%
Revolving Facility [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility undrawn standby portion	0.8428%
Federal Reserve Bank of New York ("SOFR") [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
SOFR applicable margin rate	2.50%
Federal Reserve Bank of New York ("SOFR") [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
SOFR applicable margin rate	3.75%